Virtus WMC International Dividend ETF (Ticker: VWID) (the “Fund”),

a series of ETFis Series Trust I

Supplement dated July 1, 2022 to the Fund’s

Prospectus dated February 28, 2022, as supplemented

Important Notice to Investors

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

1.	Effective July 1, 2022, the information appearing under the heading “Risk/Return Summary Information – Management of the Fund – Portfolio Managers” in the Fund’s Prospectus is hereby replaced with the following information:

The following employees of the Sub-Adviser are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio: Thomas S. Simon, CFA, FRM (since October 2017) and Matt J. Kyller, CFA (since July 2022).

2.	Effective July 1, 2022, the information appearing under the heading “Management of the Fund – Portfolio Managers” in the Fund’s Prospectus is hereby replaced with the following information:

The following employees of the Sub-Adviser are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such positions since the date indicated below:

●	Thomas S. Simon, CFA, FRM, Portfolio Manager (since October 2017).

Mr. Simon is Senior Managing Director and Portfolio Manager within the Investment Strategy group of the Sub-Adviser. Mr. Simon joined the Sub-Adviser in 2009 and has been an investment professional since 2001.

●	Matt J. Kyller, CFA, Portfolio Manager (since July 2022).

Mr. Kyller is Managing Director and Portfolio Manager within the Investment Strategy group of the Sub-Adviser. Mr. Kyller joined the Sub-Adviser in 2015 and has been an investment professional since 2006.

Additional Information. Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares of the Fund is available in the Fund’s SAI.

Investors should retain this supplement for future reference.

Virtus WMC International Dividend ETF (Ticker: VWID) (the “Fund”),

a series of ETFis Series Trust I

Supplement dated July 1, 2022 to the Fund’s

Statement of Additional Information (“SAI”) dated February 28, 2022, as supplemented

Important Notice to Investors

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

Effective July 1, 2022, the information appearing under the heading “Management Services – Portfolio Managers” in the Fund’s SAI is hereby replaced with the following information:

Ownership of Fund Shares. The following employees of the Sub-Adviser are the Fund’s portfolio managers: Thomas S. Simon, CFA, FRM and Matt J. Kyller, CFA.

The table below shows, for each portfolio manager, the value of shares of the Fund beneficially owned, as of October 31, 2021 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Thomas S. Simon, CFA, FRM	B
Matt J. Kyller, CFA	A

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of May 31, 2022. Unless otherwise indicated, none of these accounts has an advisory fee based on the performance of the account.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Thomas S. Simon, CFA FRM	9	$11,871	7	$184	4	$3,246
Matt J. Kyller, CFA	3	$759	5	$6	0	$0

Material Conflicts of Interest. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s managers listed above who are primarily responsible for the day-to-day management of the Fund (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Portfolio Managers make investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the Fund and one or more other accounts at or about the same time. In those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Fund. Finally, a Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Compensation. Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Sub-Advisory Agreement. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Fund.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Investment Professionals”) includes a base salary. The base salary for each Investment Professional who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP.

The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax-qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Simon is a Partner.

Investors should retain this supplement for future reference.

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